CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares
CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	$ 28,504,866	¥ 185,994,253	¥ 190,215,398	¥ 180,350,912
Cost of sales	(26,447,719)	(172,571,364)	(178,068,129)	(167,110,215)
Gross profit	2,057,147	13,422,889	12,147,269	13,240,697
Selling and distribution expenses	(223,303)	(1,457,056)	(1,675,869)	(2,499,394)
General and administration expenses	(637,077)	(4,156,940)	(3,971,895)	(3,980,462)
Research and development expenses	(219,779)	(1,434,056)	(940,828)	(626,873)
Impairment losses on property, plant and equipment	(63,884)	(416,841)	(259,354)	(46,484)
Impairment losses on investments in joint ventures				(216,953)
Impairment losses on financial assets	(150,013)	(978,834)	(171,016)	(107,956)
Other income	21,387	139,551	84,611	135,367
Other gains, net	138,524	903,872	1,247,509	925,100
Operating profit	923,002	6,022,585	6,460,427	6,823,042
Finance income	34,777	226,921	261,193	492,322
Finance costs	(677,476)	(4,420,528)	(4,921,541)	(4,882,692)
Finance costs, net	(642,699)	(4,193,607)	(4,660,348)	(4,390,370)
Share of net profits of investment accounted for using the equity method
Joint ventures	27,663	180,502	270,115	(199,452)
Associates	22,335	145,737	48,767	39,335
Total	49,998	326,239	318,882	(160,117)
Profit before income tax	330,301	2,155,217	2,118,961	2,272,555
Income tax expense	(89,224)	(582,188)	(628,376)	(826,366)
Profit for the year	241,077	1,573,029	1,490,585	1,446,189
Profit attributable to:
Owners of the Company	113,564	741,004	853,102	709,397
Non-controlling interests	$ 127,513	¥ 832,025	¥ 637,483	¥ 736,792
Basic and diluted earnings per share for profit attributable to ordinary shareholders of the Company (expressed in RMB per share) | (per share)	$ 0.0043	¥ 0.028	¥ 0.037	¥ 0.034
profit for the year	$ 241,077	¥ 1,573,029	¥ 1,490,585	¥ 1,446,189
Available-for-sale investments:
Exchange differences on translation of foreign operations	24,982	163,008	(32,323)	(120,756)
Equity investments designated at fair value through other comprehensive income:
Changes in fair value of financial assets measured at fair value through other comprehensive income	(6,731)	(43,920)	57,815	(15,491)
Income tax effect	470	3,066	(14,642)	3,769
Share of other comprehensive income of associates and joint ventures accounted for using the equity method	(387)	(2,522)
Other comprehensive income for the year, net of tax	18,334	119,632	10,850	(132,478)
Total comprehensive income for the year	259,411	1,692,661	1,501,435	1,313,711
Attributable to:
Owners of the parent	132,125	862,119	863,702	577,558
Non-controlling interests	127,286	830,542	637,733	736,153
Total comprehensive income for the year	$ 259,411	¥ 1,692,661	¥ 1,501,435	¥ 1,313,711